                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--96
                              (A UNIT INVESTMENT TRUST)
                              O   CALIFORNIA, FLORIDA AND NEW YORK PORTFOLIOS
                              O   PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL
                                  BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated November 27, 1998.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF AUGUST 31, 1998, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
California Insured Portfolio--
   Risk/Return Summary..................................           3
Florida Insured Portfolio-- Risk/Return Summary.........           6
New York Insured Portfolio-- Risk/Return Summary........           9
What You Can Expect From Your Investment................          13
   Monthly Income.......................................          13
   Return Figures.......................................          13
   Records and Reports..................................          13
The Risks You Face......................................          14
   Interest Rate Risk...................................          14
   Call Risk............................................          14
   Reduced Diversification Risk.........................          14
   Liquidity Risk.......................................          14
   Concentration Risk...................................          14
   State Concentration Risk.............................          15
   Bond Quality Risk....................................          17
   Insurance Related Risk...............................          17
   Litigation and Legislation Risks.....................          17
Selling or Exchanging Units.............................          17
   Sponsors' Secondary Market...........................          18
   Selling Units to the Trustee.........................          18
   Exchange Option......................................          18
How The Fund Works......................................          19
   Pricing..............................................          19
   Evaluations..........................................          19
   Income...............................................          19
   Expenses.............................................          19
   Portfolio Changes....................................          20
   Fund Termination.....................................          20
   Certificates.........................................          20
   Trust Indenture......................................          20
   Legal Opinion........................................          21
   Auditors.............................................          21
   Sponsors.............................................          21
   Trustee..............................................          22
   Underwriters' and Sponsors' Profits                            22
   Public Distribution..................................          22
   Code of Ethics.......................................          22
   Year 2000 Issues.....................................          22
Taxes...................................................          23
Supplemental Information................................          24
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $5,085,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Industrial Development Revenue                     16%
/ / Municipal Water/Sewer Utilities                    30%
/ / Special Tax                                        38%
/ / State/Local Municipal Electric
  Utilities                                            16%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in municipal water/sewer utility and special tax bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.58
           Annual Income per unit:                           $   55.01
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.27
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.26
           Other Operating Expenses
                                                    -----------
                                                     $    1.86
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered between March 30, 1988 and September 27, 1996 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         6.54%      5.07%      7.45%     11.50%      6.15%      8.05%
Average      4.38       4.38       7.32       7.66       5.39       7.91
Low          2.62       3.84       7.19       4.39       4.75       7.68


-------------------------------------------------------------------


Average
Sales fee    3.18%      5.01%      5.70%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,072.28
           (as of August 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,785,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            14%
/ / General Obligation                                 18%
/ / Hospitals/Healthcare                               7%
/ / Industrial Development Revenue                     7%
/ / Municipal Water/Sewer Utilities                    18%
/ / Refunded Bonds                                     18%
/ / Special Tax                                        18%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.31
           Annual Income per unit:                           $   51.79
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.49
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.43
           Other Operating Expenses
                                                    -----------
                                                     $    2.26
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between April 20, 1988 and December 6, 1996 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            6.79%        5.03%       11.75%        6.22%
Average         4.12         4.34         7.49         5.39
Low             2.01         3.81         4.00         4.81


-------------------------------------------------------------------


Average         3.30%        5.17%
Sales fee


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,051.98
           (as of August 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local personal income taxes if you live in Florida.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $3,170,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o  The Fund is concentrated in refunded bonds.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 18%
/ / Hospitals/Healthcare                               31%
/ / Industrial Development Revenue                     18%
/ / Refunded Bonds                                     33%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/healthcare bonds, adverse developments in this sector may affect the value of your units.
        o Approximately 11% of the bonds are moral obligation bonds. Generally the agency or authority issuing the bonds has no taxing power, and repayment of these bonds is only a moral commitment, but not a legal obligation of the state or municipality.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.53
           Annual Income per unit:                           $   54.41
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.43
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.45
           Other Operating Expenses
                                                    -----------
                                                     $    2.21
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and September 11, 1997 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND. AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         6.94%      5.26%      7.87%     11.62%      6.02%      8.47%
Average      4.47       4.41       7.51       7.72       5.44       8.10
Low          2.18       3.81       7.37       4.79       4.76       7.59


-------------------------------------------------------------------


Average
Sales fee    3.17%      5.11%      5.73%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,084.71
           (as of August 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $     $0- 42,350  20.10     3.75   4.38     5.01   5.63     6.26   6.88     7.51   8.14
$ 25,351- 61,400  $ 42,351-102,300  34.70     4.59   5.36     6.13   6.89     7.66   8.42     9.19   9.95
$ 61,401-128,100  $102,301-155,950  37.42     4.79   5.59     6.39   7.19     7.99   8.79     9.59  10.39
$128,101-278,450  $155,951-278,450  41.95     5.17   6.03     6.89   7.75     8.61   9.47    10.34  11.20
OVER $278,450        OVER $278,450  45.22     5.48   6.39     7.30   8.21     9.13  10.04    10.95  11.87


                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $      0- 42,350  15.00     3.53   4.12     4.71   5.29     5.88   6.47     7.06   7.65     8.24
$ 25,350- 61,400  $ 42,350-102,300  28.00     4.17   4.86     5.56   6.25     6.94   7.64     8.33   9.03     9.72
$ 61,400-128,100  $102,300-155,950  31.00     4.35   5.07     5.80   6.52     7.25   7.97     8.70   9.42    10.14
$128,100-278,450  $155,950-278,450  36.00     4.69   5.47     6.25   7.03     7.81   8.59     9.38  10.16    10.94
OVER $278,450        OVER $278,450  39.60     4.97   5.79     6.62   7.45     8.28   9.11     9.93  10.76    11.59


                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $      0- 42,350  24.55     3.38   4.64     5.30   5.96     6.63   7.29     7.95   8.62
$ 25,351- 61,400  $ 42,351-102,300  36.14     4.70   5.48     6.28   7.05     7.83   8.61     9.40  10.18
$ 61,401-128,100  $102,301-155,950  38.80     4.90   5.72     6.54   7.35     8.17   8.99     9.80  10.62
$128,101-278,450  $155,951-278,450  43.24     5.29   6.17     7.05   7.83     8.81   9.69    10.57  11.45
OVER $278,450        OVER $278,450  46.43     5.60   6.53     7.47   8.40     9.33  10.27    11.20  12.13


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $      0- 42,350  20.82     3.79   4.42     5.05   5.68     6.31   6.95     7.58   8.21
$ 25,351- 61,400  $ 42,351-102,300  32.93     4.47   5.22     5.96   6.71     7.46   8.20     8.95   9.69
$ 61,401-128,100  $102,301-155,950  35.73     4.67   5.45     6.22   7.00     7.78   8.56     9.34  10.11
$128,101-278,450  $155,951-278,450  40.38     5.03   5.87     6.71   7.55     8.39   9.23    10.06  10.90
OVER $278,450        OVER $278,450  43.74     5.33   6.22     7.11   8.00     8.89   9.78    10.66  11.55


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1998 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California Portfolio's concentration in municipal electric utility bonds.

The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs;
   o the costs and availability of fuel;
   o unpredicability of future usage requirements; and
   o the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible. Municipal electric utilities may, therefore, be unable to increase rates to recover their investment in generating plant.

Here is what you should know about the California Portfolio's concentration in special tax bonds.

Special tax bonds are payable from and secured by the revenues a municipality derives from a particular tax; for example, a tax on hotel rentals, on the purchase of food and beverages, car rentals, or liquor consumption. These bonds are not secured by general tax revenues. Payment on these bonds may be adversely affected by:
   o a reduction in revenues resulting from a decline in the local economy or population; or
   o a decline in the consumption, use or cost of the goods and services that are subject to taxation.

Here is what you should know about the New York Portfolio's concentration in hospital/healthcare bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices; and
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits.
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability.
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the New York Portfolio's concentration in refunded bonds.

Refunded bonds are typically:
   o backed by direct obligations of the U.S. government; or
   o in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
   o noncallable prior to maturity; but
   o sometimes called for redemption prior to maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved and the extreme budgetary pressures have begun to lessen.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

FLORIDA RISKS

Generally

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

   o south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

   o central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

   o the state as a whole is also very dependent on tourism and construction.

State and Local Government

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds may be backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the

Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of The Travelers Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year

2000 will cause any major operational difficulties for the Fund.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES
Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES
In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:
Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:
Under the income tax laws of the State of Florida, the Fund will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Fund will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.
Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as the Fund invests exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

SUPPLEMENTAL INFORMATION
You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 96 (CALIFORNIA,
FLORIDA AND NEW YORK TRUSTS), DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Defined Asset Funds - Municipal Investment Trust Fund,
Multistate Series - 96 (California, Florida and New York
Trusts):

We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund,
Multistate Series - 96 (California, Florida and New York
Trusts), including the portfolios, as of August 31, 1998 and the related statements of operations and of changes in net assets for the years ended August 31, 1998, 1997 and the period September 29, 1995 to August 31, 1996.
These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at August 31, 1998, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal
Investment Trust Fund, Multistate Series - 96 (California,
Florida and New York Trusts) at August 31, 1998 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.















DELOITTE & TOUCHE LLP

New York, N.Y.
October 19, 1998






                      D -  1.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (CALIFORNIA TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION
As of August 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 4,889,887 )(Note 1).........                $ 5,395,734
       Accrued interest ...............................                     89,430
       Cash - income ..................................                        433
       Cash - principal ...............................                     56,988
       Deferred organization costs (Note 5) ...........                      2,304
                                                                        -----------
         Total trust property .........................                  5,544,889


     LESS LIABILITIES:
       Income advance from Trustee.....................$    71,562
       Accrued Sponsors' fees .........................      1,575
       Other Liabilities ..............................      2,304          75,441
                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       5,164 units of fractional undivided
          interest outstanding (Note 3)................  5,452,722

       Undistributed net investment income ............     16,726     $ 5,469,448
                                                       -----------     ===========

     UNIT VALUE ($ 5,469,448 / 5,164 units )...........                $  1,059.15
                                                                       ===========


















                  See Notes to Financial Statements.



                                D -  2.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (CALIFORNIA TRUST), DEFINED ASSET FUNDS



STATEMENTS OF OPERATIONS

                                                                September 29, 1995
                                                                                         to
                                                   Years Ended August 31,             August 31,
                                                   1998              1997              1996
                                                   ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................$   303,555       $   316,742       $   293,619
       Trustee's fees and expenses ............     (7,888)           (8,405)           (8,130)
       Sponsors' fees .........................     (2,398)           (2,248)           (2,031)
                                               ------------------------------------------------
       Net investment income ..................    293,269           306,089           283,458
                                               ------------------------------------------------


     REALIZED AND UNREALIZED GAIN











       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     22,188             5,784
       Unrealized appreciation
         of investments .......................    206,309           225,758            73,780
                                               ------------------------------------------------
       Net realized and unrealized
          gain on investments .................    228,497           231,542            73,780
                                               ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   521,766       $   537,631       $   357,238
                                               ================================================





                  See Notes to Financial Statements.


                                D -  3.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (CALIFORNIA TRUST), DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS

                                                               September 29, 1995
                                                                                       to
                                                   Years Ended August 31,            August 31,
                                                   1998              1997              1996











                                                   ----              ----              ----

     OPERATIONS:
       Net investment income ..................$   293,269       $   306,089       $   283,458
       Realized gain on
         securities sold or redeemed ..........     22,188             5,784
       Unrealized appreciation
         of investments .......................    206,309           225,758            73,780
                                               ------------------------------------------------
       Net increase in net assets
         resulting from operations ............    521,766           537,631           357,238
                                               ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................   (293,772)         (306,154)         (265,426)
       Principal ..............................    (18,610)
                                               ------------------------------------------------
       Total distributions ....................   (312,382)         (306,154)         (265,426)
                                               ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............       (400)             (338)
       Redemption amounts - principal .........   (273,099)         (129,429)
                                               ------------------------------------------------
       Total share transactions ...............   (273,499)         (129,767)
                                               ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....    (64,115)          101,710            91,812

     NET ASSETS AT BEGINNING OF PERIOD ........  5,533,563         5,431,853         5,340,041
                                               ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............$ 5,469,448       $ 5,533,563       $ 5,431,853
                                               ================================================
     PER UNIT:
       Income distributions during
         period ...............................$     55.04       $     55.22       $     47.79
                                               ================================================
       Principal distributions during
         period ...............................$      3.47
                                               ==================
       Net asset value at end of
         period................................$  1,059.15       $  1,019.82       $    978.01
                                               ================================================
     TRUST UNITS:
       Redeemed during period .................        262               128
       Outstanding at end of period ...........      5,164             5,426             5,554
                                               ================================================





                  See Notes to Financial Statements.

                                D -  4.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 96 (CALIFORNIA TRUST), DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September 29, 1995 was based upon offering side evaluations at September 27, 1995, the day prior to the Date of Deposit. Cost of securities at September 29, 1995 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 5,164 units at Date of Deposit .....................$ 5,196,618
     Less sales charge ..........................................    231,553
                                                                 -----------
     Net amount applicable to Holders ...........................  4,965,065
     Redemptions of units - net cost of 390 units redeemed
       less redemption amounts (principal).......................    (27,552)
     Realized gain on securities sold or redeemed ...............     27,972
     Principal distributions ....................................    (18,610)
     Unrealized appreciation of investments......................    505,847
                                                                 -----------

     Net capital applicable to Holders ..........................$ 5,452,722
                                                                 ===========













4.   INCOME TAXES

     As of August 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $505,847, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,889,887 at August 31, 1998.



                           D - 5.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 96 (CALIFORNIA TRUST), DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

5.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of five years. Included in "Other Liabilities" in the accompanying Statement of Condition is $2,304 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
                           D -  6.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (CALIFORNIA TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of August 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Castaic Lake Wtr. Agy. Fin. Corp., CA,     AAA     $   710,000     6.000 %      2018      08/01/04     $   705,563 $   773,730
     Rfdg. Rev. Certs. of Part. (Wtr. Sys.                                                     @  102.000
     Imp. Proj.), Ser. 1994 A (MBIA Ins.)












   2 Cerritos, CA, Cerritos Pub. Fin. Auth.,    AAA         680,000     5.750        2022      11/01/03         652,943     720,426
     CA, 1993 Rev. Bonds, Ser. A (Los Coyotes                                                  @  102.000
     Redev. Proj. Loan) (AMBAC Ins.)

   3 Department of Wtr. and Pwr. of the City    AAA         825,000     5.875        2030      09/01/03         790,804     878,930
     of Los Angeles, CA, Elec. Plant Rfdg.                                                     @  102.000
     Rev. Bonds, Issue of 1993 (MBIA Ins.)

   4 The City of Los Angeles, CA, Wastewater    AAA         775,000     5.875        2024      06/01/04         756,555     831,405
     Sys. Rev. Bonds, Ser. 1994-A (MBIA                                                        @  102.000
     Ins.)

   5 Los Angeles Cnty. Metro. Trans. Auth.,     AAA         745,000     5.250        2023      07/01/03         669,844     756,048
     CA, Proposition C Sales Tax Rev. Bonds,                                                   @  102.000
     Second Sr. Bonds, Ser. 1993-B (AMBAC
     Ins.)

   6 Poway Redev. Agy., CA, Paguay Redev.       AAA         525,000     5.750        2026      12/15/03         499,433     556,652
     Proj. Subordinated Tax Alloc. Rfdg.                                                       @  102.000
     Bonds, Ser. 1993 (Financial Guaranty
     Ins.)

   7 The City of San Diego, CA, Indl. Dev.      AAA         825,000     5.900        2018      09/01/03         814,745     878,543
     Rev. Rfdg. Bonds (San Diego Gas and                                                       @  102.000
     Elec. Co.), 1993 Ser. C (MBIA Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 5,085,000                                         $ 4,889,887 $ 5,395,734
                                                          =========                                           =========   =========


                  See Notes to Portfolios  on Page D - 20.







                                D -  7.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (FLORIDA TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION











As of August 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,614,939 )(Note 1).........                $ 2,881,944
       Accrued interest ...............................                     32,440
       Cash - principal ...............................                     38,907
       Deferred organization costs (Note 5) ...........                      1,362
                                                                        -----------
         Total trust property .........................                  2,954,653


     LESS LIABILITIES:
       Income advance from Trustee.....................$    22,870
       Accrued Sponsors' fees .........................        898
       Other Liabilities ..............................      1,362          25,130
                                                       -----------     -----------


     NET ASSETS, REPRESENTED BY:
       2,818 units of fractional undivided
          interest outstanding (Note 3)................  2,920,851

       Undistributed net investment income ............      8,672     $ 2,929,523
                                                       -----------     ===========

     UNIT VALUE ($ 2,929,523 / 2,818 units )...........                $  1,039.58
                                                                       ===========







                  See Notes to Financial Statements.













                                 D -  8.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (FLORIDA TRUST), DEFINED ASSET FUNDS



STATEMENTS OF OPERATIONS

                                                             September 29, 1995
                                                                                      to
                                                   Years Ended August 31,            August 31,
                                                   1998              1997              1996
                                                   ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................$   161,704       $   179,544       $   166,731
       Trustee's fees and expenses ............     (5,722)           (6,283)           (6,168)
       Sponsors' fees .........................     (1,379)           (1,464)           (1,355)
                                               ------------------------------------------------
       Net investment income ..................    154,603           171,797           159,208
                                               ------------------------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     13,249             7,510
       Unrealized appreciation
         of investments .......................    109,803           142,547            14,655
                                               ------------------------------------------------
       Net realized and unrealized
          gain on investments .................    123,052           150,057            14,655
                                               ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   277,655       $   321,854       $   173,863
                                               ================================================


















                  See Notes to Financial Statements.



                                D -  9.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (FLORIDA TRUST), DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS

                                                                September 29, 1995
                                                                                        to
                                                   Years Ended August 31,             August 31,
                                                   1998              1997              1996
                                                   ----              ----              ----

     OPERATIONS:
       Net investment income ..................$   154,603       $   171,797       $   159,208
       Realized gain on
         securities sold or redeemed ..........     13,249             7,510
       Unrealized appreciation
         of investments .......................    109,803           142,547            14,655
                                               ------------------------------------------------
       Net increase in net assets
         resulting from operations ............    277,655           321,854           173,863
                                               ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................   (154,777)         (171,902)         (149,154)
       Principal ..............................     (8,835)
                                               ------------------------------------------------
       Total distributions ....................   (163,612)         (171,902)         (149,154)
                                               ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............       (590)             (513)
       Redemption amounts - principal .........   (248,020)         (218,753)











                                               ------------------------------------------------
       Total share transactions ...............   (248,610)         (219,266)
                                               ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....   (134,567)          (69,314)           24,709

     NET ASSETS AT BEGINNING OF PERIOD ........  3,064,090         3,133,404         3,108,695
                                               ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............$ 2,929,523       $ 3,064,090       $ 3,133,404
                                               ================================================
     PER UNIT:
       Income distributions during
         period ...............................$     52.00       $     52.54       $     45.46
                                               ================================================
       Principal distributions during
         period ...............................$      2.91
                                               ==================
       Net asset value at end of
         period ...............................$  1,039.58       $  1,001.01       $    955.01
                                               ================================================
     TRUST UNITS:
       Redeemed during period .................        243               220
       Outstanding at end of period ...........      2,818             3,061             3,281
                                               ================================================





                  See Notes to Financial Statements.

                                D - 10.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 96 (FLORIDA TRUST), DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September 29, 1995 was based upon offering side evaluations at September 27, 1995, the day prior to the Date of Deposit.











               Cost of securities at September 29, 1995 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 2,818 units at Date of Deposit .....................$ 2,794,566
     Less sales charge ..........................................    124,555
                                                                 -----------
     Net amount applicable to Holders ...........................  2,670,011
     Redemptions of units - net cost of 463 units redeemed
       less redemption amounts (principal).......................    (28,089)
     Realized gain on securities sold or redeemed ...............     20,759
     Principal distributions ....................................     (8,835)
     Unrealized appreciation of investments......................    267,005
                                                                 -----------

     Net capital applicable to Holders ..........................$ 2,920,851
                                                                 ===========


4.   INCOME TAXES

     As of August 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $267,005, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,614,939 at August 31, 1998.



                           D - 11.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES 96 (FLORIDA TRUST), DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

5.   DEFERRED ORGANIZATION COSTS












     Deferred organization costs are being amortized over a period of five years. Included in "Other Liabilities" in the accompanying Statement of Condition is $1,362 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                           D - 12.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES 96 (FLORIDA TRUST) (INSURED)
DEFINED ASSET FUNDS

PORTFOLIO
As of August 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Collier Cnty., Wtr. and Swr. Dist., FL,    AAA     $   500,000     5.250 %      2021      07/01/03     $   454,935 $   507,125
     Wtr. and Swr. Rfdg. Rev. Bonds, Ser.                                                      @  102.000
     1994 B (Financial Guaranty Ins.)

   2 State of Florida, State Bd. of Educ.,      AAA         500,000     5.800        2024      06/01/04         493,075     530,440
     Pub. Educ. Cap. Outlay Bonds, 1993 Ser.                                                   @  101.000
     E (Financial Guaranty Ins.)

   3 State of Florida, Dept. of Trans.,         AAA         385,000     5.500        2021      07/01/05         362,843     401,120
     Tpke. Rev. Bonds, Ser. 1995 A                                                             @  101.000
     (Financial Guaranty Ins.)

   4 Hillsborough Cnty., Indl. Dev.             AAA         205,000     6.250        2034      12/01/04         209,108     227,089
     Auth., Poll. Ctl. Rev. Rfdg. Bonds                                                        @  102.000
     (Tampa Elec. Co. Proj.), Ser. 1994
     (MBIA Ins.)

   5 Adventist Hlth. Sys./Sunbelt Oblig.        AAA         195,000     5.750        2025      11/15/05         189,548     208,040
     Grp., Orange Cnty., FL, Hlth. Fac.                                                        @  102.000
     Auth., Hosp. Rev. Bonds, Ser. 1995
     (AMBAC Ins.)

   6 Orange Cnty., FL, Sales Tax Rfdg. Rev.     AAA         500,000     5.250        2016      01/01/03         464,610     510,760
     Bonds, Ser. 1993 A (Financial Guaranty                                                    @  102.000
     Ins.)

   7 City of Tampa, FL, Allegany Hlth. Sys.     AAA         500,000     5.125        2023      12/01/03         440,820     497,370
     Rev. Bonds (MBIA Ins.)                                                                    @  102.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,785,000                                         $ 2,614,939 $ 2,881,944
                                                          =========                                           =========   =========


                  See Notes to Portfolios on Page D - 20.

















                                D - 13.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES (NEW YORK TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION
As of August 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,071,232 )(Note 1).........                $ 3,404,782
       Accrued interest ...............................                     24,100
       Cash - income ..................................                     18,840
       Cash - principal ...............................                     37,096
       Deferred organization costs (Note 5) ...........                      1,677
                                                                       -----------
         Total trust property .........................                  3,486,495


     LESS LIABILITIES:
       Income advance from Trustee.....................$    31,599
       Accrued Sponsors' fees .........................      1,046
       Other Liabilities ..............................      1,677          34,322
                                                       -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,224 units of fractional undivided
          interest outstanding (Note 3)................  3,441,878

       Undistributed net investment income ............     10,295     $ 3,452,173
                                                       -----------     ===========

     UNIT VALUE ($ 3,452,173 / 3,224 units )...........                $  1,070.77
                                                                       ===========


















                  See Notes to Financial Statements.


                                D - 14.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES (NEW YORK TRUST), DEFINED ASSET FUNDS



STATEMENTS OF OPERATIONS

                                                              September 29, 1995
                                                                                      to
                                                   Years Ended August 31,            August 31,
                                                   1998              1997              1996
                                                   ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................$   197,018       $   224,132       $   215,412
       Trustee's fees and expenses ............     (6,270)           (7,261)           (6,848)
       Sponsors' fees .........................     (1,633)           (1,789)           (1,669)
                                               ------------------------------------------------
       Net investment income ..................    189,115           215,082           206,895
                                               ------------------------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     38,032               370
       Unrealized appreciation
         of investments .......................    154,627           152,671            26,252
                                               ------------------------------------------------











       Net realized and unrealized
          gain on investments .................    192,659           153,041            26,252
                                               ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   381,774       $   368,123       $   233,147
                                               ================================================







                  See Notes to Financial Statements.


                               D - 15.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES (NEW YORK TRUST), DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS

                                                               September 29, 1995
                                                                                      to
                                                   Years Ended August 31,            August 31,
                                                   1998              1997              1996
                                                   ----              ----              ----

     OPERATIONS:
       Net investment income ..................$   189,115       $   215,082       $   206,895
       Realized gain on











         securities sold or redeemed ..........     38,032               370
       Unrealized appreciation
         of investments .......................    154,627           152,671            26,252
                                               ------------------------------------------------
       Net increase in net assets
         resulting from operations ............    381,774           368,123           233,147
                                               ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................   (189,513)         (215,580)         (193,758)
       Principal ..............................    (35,540)
                                               ------------------------------------------------
       Total distributions ....................   (225,053)         (215,580)         (193,758)
                                               ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............     (1,254)             (692)
       Redemption amounts - principal .........   (499,873)         (339,464)
                                               ------------------------------------------------
       Total share transactions ...............   (501,127)         (340,156)
                                               ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....   (344,406)         (187,613)           39,389

     NET ASSETS AT BEGINNING OF PERIOD ........  3,796,579         3,984,192         3,944,803
                                               ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............$ 3,452,173       $ 3,796,579       $ 3,984,192
                                               ================================================
     PER UNIT:
       Income distributions during
         period ...............................$     54.74       $     55.20       $     47.96
                                               ================================================
       Principal distributions during
         period ...............................$     10.45
                                               ==================
       Net asset value at end of
         period ...............................$  1,070.77       $  1,026.38       $    986.19
                                               ================================================
     TRUST UNITS:
       Redeemed during period .................        475               341
       Outstanding at end of period ...........      3,224             3,699             4,040
                                               ================================================





                  See Notes to Financial Statements.

                                D - 16.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES (NEW YORK TRUST), DEFINED ASSET FUNDS












     NOTES TO FINANCIAL STATEMENTS

 1.  SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September 29, 1995 was based upon offering side evaluations at September 27, 1995, the day prior to the Date of Deposit. Cost of securities at September 29, 1995 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

 2.  DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distribution and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,224 units at Date of Deposit .....................$ 3,294,852
     Less sales charge ..........................................    146,821
                                                                 -----------
     Net amount applicable to Holders ...........................  3,148,031
     Redemptions of units - net cost of 816 units redeemed
       less redemption amounts (principal).......................    (42,565)
     Realized gain on securities sold or redeemed ...............     38,402
     Principal distributions ....................................    (35,540)
     Unrealized appreciation of investments......................    333,550
                                                                 -----------

     Net capital applicable to Holders ..........................$ 3,441,878
                                                                 ===========


4.   INCOME TAXES

     As of August 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $333,550, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,071,232 at August 31, 1998.


                           D - 17.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES (NEW YORK TRUST), DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

5.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of five years. Included in "Other Liabilities" in the accompanying Statement of Condition is $1,677 payable to the Trustee for reimbursement of costs related to the organization of the Trust.













                           D - 18.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES (NEW YORK TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of August 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 County of Erie, NY, G.O. Bonds, 1995       AAA     $   600,000     5.500 %      2025      06/15/05     $   566,484 $   626,280
     Ser. B (Financial Guaranty Ins.)                                                          @  101.500

   2 Metropolitan Transit Auth., NY Transit     AAA         485,000     6.000        2024(5)   07/01/04         485,000     541,037
     Fac. Rev. Bonds, Ser. O (MBIA Ins.)                                                       @  101.500

   3 New York City Hlth. and Hosp. Corp.,       AAA         350,000     5.750        2022      02/15/03         336,217     367,469
     NY, Hlth. Sys. Bonds, 1993 Ser. A                                                         @  102.000
     (AMBAC Ins.)

   4 New York City Muni. Wtr. Fin. Auth., NY,   AAA         180,000     6.000        2025(5)   06/15/05         180,000     202,010
     Wtr. and Swr. Sys. Rev. Bonds, Fiscal                                                     @  101.000
     1995 Ser. A (MBIA Ins.)

   5 Dormitory Auth. of The State of New        AAA         335,000     5.900        2017      07/01/04         330,920     359,143
     York, Univ. of Rochester, Strong Mem.                                                     @  102.000
     Hosp. Rev. Bonds, Ser. 1994 (MBIA Ins.)

   6 New York State Energy Research and Dev.    AAA         555,000     5.250        2020      10/01/03         501,520     562,504
     Auth., Fac. Rdfg. Rev. Bonds, Ser.                                                        @  102.000
     1993 B  (Consolidated Edison Co. of New
     York, Inc. Proj.) (MBIA Ins)

   7 New York State Med. Care Fac. Fin.         AAA         295,000     6.250        2019      08/15/04         299,629     330,674
     Agy., Mental Hlth. Svcs. Facs. Imp.                                                       @  102.000
     Rev. Bonds, 1994 Ser. E (Financial
     Guaranty Ins.)












   8 New York State Thruway Auth., Gen. Rev.    AAA         370,000     6.000        2015(5)   01/01/05         371,462     415,665
     Bonds, Ser. C (Financial Guaranty Ins.)                                                   @  102.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,170,000                                         $ 3,071,232 $ 3,404,782
                                                          =========                                           =========   =========


                  See Notes to Portfolios  on Page D - 20.


                                D - 19.

 MUNCIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 96 (CALIFORNIA,
 FLORIDA AND NEW YORK TRUSTS), DEFINED ASSET FUNDS

 NOTES TO PORTFOLIOS
 As of August 31, 1998

(1)   The ratings of bonds are by Standard & Poor's Rating Group, or by Moody's
      Investor Service, Inc. if followed by "(m)", or by Fitch Investors Service,
      Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.
      See "Description of Ratings" in Part B of this Prospectus.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.

(4)   All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
      "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard &
      Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.
      See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in
      this Prospectus, Part B.

(5)   Bonds with an aggregate face amount of $1,035,000 of the New York Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.




                            D - 20.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--96
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         33-61419) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                     15151--11/98